Cash Payments (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash payments:
Interest	¥ 105,308	¥ 116,271	¥ 121,253
Income taxes	¥ 11,955	¥ 49,190	¥ 50,153